January 26, 2004



VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention:  Division of Investment Management

RE: Merrill Lynch Bond Fund, Inc.
    Post-Effective Amendment No. 34 to the
    Registration Statement on Form N-1A
    (Securities Act File No. 2-62329,
    Investment Company Act File No. 811-02857)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the
     Securities Act of 1933, as amended
     (the "1933 Act"), Merrill Lynch Bond
     Fund, Inc. (the "Fund") hereby
     certifies that:

(1)  the form of Prospectus and Statement
     of Additional Information that would
     have been filed pursuant to Rule 497(c)
     under the 1933 Act would not have
     differed from that contained in
     Post-Effective Amendment No. 34 to
     the Fund's Registration Statement on
     Form N-1A; and

(2)  the text of Post-Effective Amendment
     No. 34 to the Fund's Registration
     Statement on Form N-1A was filed
     electronically with the Securities
     and Exchange Commission on
     January 26, 2004.

Sincerely,

Merrill Lynch Bond Fund, Inc.

/s/Bradley J. Lucido

Bradley J. Lucido
Secretary of Fund